Income Taxes (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Details
Net operating loss carry forwards	$ 259,070	$ 129,370	$ 47,500
Net deferred tax assets before valuation allowance	259,070	129,370	47,500
Less: Valuation allowance	(259,070)	(129,370)	(47,500)
Net deferred tax assets